PURCHASE OF NON-CONTROLLING INTEREST (Details) $ in Thousands	1 Months Ended
	Jun. 30, 2022 USD ($) MW	Oct. 31, 2021 MW	Sep. 30, 2021
Viking Data Centers LLC
PURCHASE OF NON-CONTROLLING INTEREST
Number of exclusive access to remaining megawatts	67.5
Book basis of the noncontrolling interest in asgard | $	$ 16,689
Ohio Mining Site
PURCHASE OF NON-CONTROLLING INTEREST
Percentage of equity interest ownership in ohio mining site		55.00%
Maximum planned power capacity in megawatts		150
Percentage of total planned power capacity	45.00%
Viking Data Centers LLC
PURCHASE OF NON-CONTROLLING INTEREST
Percentage of equity interest			51.00%
Number of consideration megawatts in site facilities	67.5
Number of access to Mega Watt of planned electrical power	82.5
Business combination, consideration transferred, equity interests issued and issuable | $	$ 17,785